Employee Future Benefits - Costs Recognized (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 1	$ 3
Administration expenses	1	1
Defined benefit expense	7	10
Defined contribution expense	14	12
Net expense	21	22
Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	17	19
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Administration expenses	1	1
Interest on plan assets	(12)	(13)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1
Administration expenses	1	1
Defined benefit expense	4	4
Defined contribution expense	14	12
Net expense	18	16
Registered | Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	13	14
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Administration expenses	1	1
Interest on plan assets	(11)	(12)
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	1
Administration expenses	0	0
Defined benefit expense	3	4
Defined contribution expense	0	0
Net expense	3	4
Supplemental | Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	4	4
Supplemental | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Administration expenses	0	0
Interest on plan assets	(1)	(1)
Other
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	1
Administration expenses	0	0
Defined benefit expense	0	2
Defined contribution expense	0	0
Net expense	0	2
Other | Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	0	1
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Administration expenses	0	0
Interest on plan assets	$ 0	$ 0